UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21238

PIMCO Corporate Opportunity Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York		10105
(Address of principal executive offices)		(Zip code)

Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-739-3371

Date of fiscal year end:	November 30, 2011

Date of reporting period:	February 28, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

PIMCO Corporate Opportunity Fund Schedule of Investments

February 28, 2011 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
CORPORATE BONDS & NOTES—65.3%
Airlines—3.9%
	American Airlines Pass Through Trust,
$7,000	7.858%, 4/1/13 (AGC)	Ba1/BBB-	$7,227,500
2,938	10.375%, 1/2/21	Baa3/A-	3,526,291
4,500	American Airlines, Inc., 10.50%, 10/15/12	B2/B	4,961,250
	Continental Airlines,
909	6.545%, 8/2/20 (j)	Baa2/BBB+	958,686
2,411	6.703%, 12/15/22	Baa2/BBB	2,543,792
1,704	7.373%, 6/15/17	Ba1/BB-	1,712,670
7,557	7.707%, 10/2/22 (j)	Baa2/BBB	8,294,120
1,570	9.798%, 4/1/21	Ba3/B	1,663,818
	Northwest Airlines, Inc.,
11,042	7.041%, 10/1/23 (j)	WR/BBB-	11,704,299
17,111	7.15%, 4/1/21 (MBIA)	Ba3/BB+	17,581,332
	United Air Lines Pass Through Trust,
2,710	7.336%, 1/2/21 (a)(b)(d)(k)
	(acquisition cost-$2,709,921; purchased 6/19/07)	Ba2/B+	2,628,623
5,666	10.40%, 5/1/18 (j)	Baa2/BBB+	6,572,374
			69,374,755

Banking—4.9%
4,800	AgFirst Farm Credit Bank, 7.30%, 3/28/11 (a)(b)(d)(g)(k)
	(acquisition cost-$3,808,000; purchased 2/26/10-3/2/10)	NR/A	4,098,859
300	BankAmerica Capital II, 8.00%, 12/15/26	Baa3/BB+	306,000
	Barclays Bank PLC,
8,600	7.434%, 12/15/17 (a)(d)(g)(j)	Baa2/A-	8,492,500
14,480	10.179%, 6/12/21 (a)(d)(j)	Baa1/A	18,517,806
£2,600	14.00%, 6/15/19 (g)	Baa2/A-	5,452,426
€2,800	BPCE S.A., 9.25%, 4/22/15 (g)	Baa3/BBB-	3,941,137
$22,050	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA,
	11.00%, 6/30/19 (a)(d)(g)(j)	A2/AA-	28,749,870
4,000	HBOS PLC, 6.75%, 5/21/18 (a)(d)(j)	Baa3/BBB-	3,806,144
2,000	HSBC Capital Funding L.P., 10.176%, 6/30/30 (g)	A3/A-	2,680,000
	Regions Financial Corp.,
3,600	7.375%, 12/10/37	B1/BB	3,528,000
6,600	7.75%, 11/10/14	Ba3/BB+	7,051,150
			86,623,892

Building & Construction—0.6%
4,000	Cemex Finance LLC, 9.50%, 12/14/16 (a)(d)	NR/B	4,312,000
2,000	Desarrolladora Homex SAB De C.V., 9.50%, 12/11/19 (a)(d)	Ba3/BB-	2,295,000
3,300	Macmillan Bloedel Pembroke L.P., 7.70%, 2/15/26	Ba1/BBB-	3,514,041
			10,121,041

Financial Services—35.4%
	Ally Financial, Inc.,
2,000	2.496%, 12/1/14, FRN	B1/B	1,968,300
1,000	3.512%, 2/11/14, FRN	B1/B	1,012,035
250	5.70%, 6/15/13	B1/B	246,122
20	5.70%, 10/15/13	B1/B	19,773
344	5.70%, 12/15/13	B1/B	338,484
189	5.85%, 6/15/13	B1/B	186,661

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$502	5.90%, 12/15/13	B1/B	$496,475
259	5.90%, 1/15/19	B1/B	228,004
35	6.00%, 7/15/13	B1/B	34,918
638	6.00%, 11/15/13	B1/B	634,435
15	6.00%, 2/15/19	B1/B	13,235
4,479	6.00%, 3/15/19	B1/B	3,944,966
364	6.00%, 4/15/19	B1/B	320,500
796	6.00%, 9/15/19	B1/B	701,515
10	6.05%, 8/15/19	B1/B	8,838
122	6.10%, 5/15/13	B1/B	121,137
10	6.10%, 9/15/19	B1/B	8,887
520	6.15%, 9/15/13	B1/B	520,127
60	6.15%, 11/15/13	B1/B	59,881
226	6.15%, 12/15/13	B1/B	225,215
25	6.15%, 8/15/19	B1/B	22,246
13	6.15%, 10/15/19	B1/B	11,581
330	6.20%, 11/15/13	B1/B	329,717
445	6.20%, 3/15/16	B1/B	425,191
631	6.20%, 4/15/19	B1/B	563,498
357	6.25%, 3/15/13	B1/B	355,559
78	6.25%, 7/15/13	B1/B	78,071
395	6.25%, 10/15/13	B1/B	395,196
356	6.25%, 11/15/13	B1/B	356,057
997	6.25%, 12/15/18	B1/B	898,653
985	6.25%, 4/15/19	B1/B	881,413
1,066	6.25%, 5/15/19	B1/NR	952,523
605	6.30%, 10/15/13	B1/B	605,417
237	6.30%, 11/15/13	B1/B	237,115
379	6.30%, 3/15/16	B1/B	363,696
258	6.35%, 5/15/13	B1/B	257,423
1,260	6.35%, 4/15/19	B1/B	1,136,325
66	6.35%, 7/15/19	B1/B	59,499
54	6.375%, 8/1/13	B1/B	54,124
240	6.40%, 3/15/16	B1/B	231,298
108	6.40%, 12/15/18	B1/B	98,272
639	6.50%, 5/15/13	B1/B	638,804
40	6.50%, 8/15/13	B1/B	40,027
225	6.50%, 11/15/13	B1/B	225,351
329	6.50%, 2/15/16	B1/B	318,506
764	6.50%, 9/15/16	B1/B	733,383
1,060	6.50%, 6/15/18	B1/B	988,345
10	6.50%, 11/15/18	B1/B	9,182
50	6.50%, 12/15/18	B1/B	45,759
135	6.50%, 2/15/20	B1/B	123,476
139	6.55%, 10/15/16	B1/B	133,752
381	6.60%, 5/15/18	B1/B	358,716
62	6.60%, 6/15/19	B1/B	56,789
1,060	6.65%, 6/15/18	B1/B	997,762
274	6.65%, 2/15/20	B1/B	253,143
30	6.70%, 5/15/14	B1/B	30,076
105	6.70%, 6/15/14	B1/B	105,176

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$55	6.70%, 8/15/16	B1/B	$53,252
272	6.70%, 6/15/18	B1/B	256,775
260	6.75%, 7/15/12	WR/NR	259,508
672	6.75%, 9/15/12	B1/B	669,588
292	6.75%, 7/15/16	B1/B	286,912
161	6.75%, 8/15/16	B1/B	156,236
50	6.75%, 11/15/16	B1/B	48,577
45	6.75%, 6/15/17	B1/B	43,623
185	6.75%, 3/15/18	B1/B	176,911
60	6.75%, 7/15/18	B1/B	56,616
5	6.75%, 9/15/18	B1/B	4,686
73	6.75%, 10/15/18	B1/B	68,123
686	6.75%, 5/15/19	B1/B	634,718
130	6.75%, 6/15/19	B1/B	120,238
403	6.80%, 2/15/13	B1/B	403,785
20	6.80%, 10/15/18	B1/B	18,734
740	6.85%, 4/15/16	B1/B	728,386
135	6.875%, 10/15/12	B1/B	134,949
420	6.875%, 4/15/13	B1/B	420,347
109	6.90%, 6/15/17	B1/B	106,491
80	6.90%, 8/15/18	B1/B	75,889
87	6.95%, 6/15/17	B1/B	85,209
3,244	7.00%, 9/15/12	B1/B	3,268,528
614	7.00%, 10/15/12	B1/B	614,336
1,970	7.00%, 11/15/12	B1/B	1,971,137
693	7.00%, 12/15/12	B1/B	691,782
285	7.00%, 8/15/13, VRN	B1/B	286,545
75	7.00%, 7/15/16	B1/B	73,603
19	7.00%, 1/15/17	B1/B	18,690
120	7.00%, 6/15/17	B1/B	117,819
573	7.00%, 2/15/18	B1/B	556,435
749	7.00%, 3/15/18	B1/B	726,248
1,286	7.00%, 5/15/18	B1/B	1,239,116
96	7.00%, 8/15/18	B1/B	91,599
635	7.00%, 2/15/21	B1/B	606,697
1,743	7.00%, 9/15/21	B1/B	1,655,901
411	7.00%, 6/15/22	B1/B	387,677
417	7.00%, 11/15/23	B1/B	390,638
2,181	7.00%, 11/15/24	B1/B	2,094,098
408	7.05%, 3/15/18	B1/B	396,654
832	7.05%, 4/15/18	B1/B	806,390
2,900	7.10%, 9/15/12	B1/B	2,913,404
3,495	7.10%, 1/15/13	B1/B	3,506,093
142	7.125%, 8/15/12	B1/B	142,116
385	7.125%, 12/15/12	B1/B	384,905
2,784	7.125%, 10/15/17	B1/B	2,746,591
15	7.15%, 9/15/18	B1/B	14,393
2,858	7.20%, 10/15/17	B1/B	2,829,874
6,750	7.25%, 8/15/12	B1/B	6,769,290
387	7.25%, 12/15/12	B1/B	389,035
45	7.25%, 6/15/16	B1/B	44,600

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$9,609	7.25%, 9/15/17	B1/B	$9,539,482
601	7.25%, 2/15/25	B1/B	582,492
161	7.25%, 3/15/25	B1/B	153,275
85	7.30%, 12/15/17	B1/B	83,913
2,511	7.30%, 1/15/18	B1/B	2,478,103
485	7.375%, 11/15/16	B1/B	484,178
427	7.375%, 4/15/18	B1/B	421,145
456	7.50%, 10/15/12	B1/B	457,127
15,200	7.50%, 12/31/13	B1/B	16,720,000
188	7.50%, 6/15/16	B1/B	188,058
3,455	7.50%, 8/15/17	B1/B	3,460,970
1,852	7.50%, 11/15/17	B1/B	1,853,195
1,009	7.50%, 12/15/17	B1/B	1,005,344
429	7.50%, 3/15/25	B1/B	416,176
826	7.55%, 5/15/16	B1/B	826,129
118	7.75%, 10/15/12	B1/B	118,164
658	7.75%, 10/15/17	B1/B	659,971
532	7.875%, 11/15/12	B1/B	533,191
889	8.00%, 10/15/17	B1/B	891,916
291	8.00%, 11/15/17	B1/B	292,422
705	8.125%, 11/15/17	B1/B	707,270
5	8.20%, 3/15/17	B1/B	5,069
50	8.50%, 8/15/15	B1/B	50,654
43	9.00%, 7/15/15	B1/B	43,178
50	9.00%, 7/15/20	B1/B	50,719
	American General Finance Corp.,
4,300	5.40%, 12/1/15	B3/B	3,913,000
12,500	6.90%, 12/15/17	B3/B	11,281,250
11,300	BAC Capital Trust XIV, 5.63%, 3/15/12 (g)	Ba3/BB+	8,503,250
	BNP Paribas (g),
7,000	7.195%, 6/25/37 (a)(d)(j)	Baa1/A	6,702,500
€2,500	7.781%, 7/2/18	Baa1/A	3,674,220
$6,000	C10 Capital SPV Ltd., 6.722%, 12/31/16 (g)	NR/B-	4,549,920
3,400	Capital One Bank USA N.A., 8.80%, 7/15/19 (j)	Baa1/BBB	4,298,212
2,000	Capital One Capital V, 10.25%, 8/15/39	Baa3/BB	2,185,000
6,300	Capital One Capital VI, 8.875%, 5/15/40	Baa3/BB	6,733,125
	CIT Group, Inc.,
1,583	7.00%, 5/1/13	B3/B+	1,618,858
565	7.00%, 5/1/14	B3/B+	577,503
565	7.00%, 5/1/15	B3/B+	574,325
942	7.00%, 5/1/16	B3/B+	952,498
1,319	7.00%, 5/1/17	B3/B+	1,331,850
	Citigroup, Inc.,
€300	4.75%, 2/10/19, (converts to FRN on 2/10/14)	Baa1/A-	391,364
€3,000	6.393%, 3/6/23	Baa1/A-	4,105,029
$18,100	Citigroup Capital XXI, 8.30%, 12/21/77, (converts to FRN on 12/21/37)	Ba1/BB+	18,733,500
9,600	Credit Agricole S.A., 6.637%, 5/31/17 (a)(d)(g)(j)	A3/A-	8,616,000
€17,000	FCE Bank PLC, 7.125%, 1/15/13	Ba2/BB	24,778,725
$4,000	First Union Capital I, 7.935%, 1/15/27 (j)	Baa1/A-	4,198,860
	Ford Motor Credit Co. LLC,
15,000	5.625%, 9/15/15	Ba2/BB-	15,744,060

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$2,500	8.00%, 12/15/16	Ba2/BB-	$2,835,255
10,500	8.70%, 10/1/14	Ba2/BB-	11,984,332
3,500	12.00%, 5/15/15	Ba2/BB-	4,425,369
	General Electric Capital Corp.,
13,400	6.375%, 11/15/67, (converts to FRN on 11/15/17) (j)	Aa3/A+	13,768,500
£1,100	6.50%, 9/15/67, (converts to FRN on 9/15/17) (a)(d)	Aa3/A+	1,725,626
$10,000	Glen Meadow Pass Through Trust,
	6.505%, 2/12/67, (converts to FRN on 2/15/17) (a)(b)(d)(k)
	(acquisition cost-$7,700,000; purchased 2/18/10)	Ba1/BB+	8,950,000
	Goldman Sachs Group, Inc. (j),
2,500	5.95%, 1/15/27	A2/A-	2,513,862
6,000	6.45%, 5/1/36	A2/A-	5,942,808
7,209	6.75%, 10/1/37	A2/A-	7,411,955
	International Lease Finance Corp.,
7,535	5.00%, 9/15/12	B1/BB+	7,704,538
2,000	5.625%, 9/20/13	B1/BB+	2,052,500
3,500	5.65%, 6/1/14	B1/BB+	3,600,625
2,000	5.875%, 5/1/13	B1/BB+	2,072,500
8,000	6.375%, 3/25/13	B1/BB+	8,380,000
8,500	6.625%, 11/15/13	B1/BB+	8,925,000
2,000	8.625%, 9/15/15 (a)(d)	B1/BB+	2,260,000
19,000	JPMorgan Chase & Co., 7.90%, 4/30/18 (g)	Baa1/BBB+	20,753,035
16,400	JPMorgan Chase Capital XVIII,
	6.95%, 8/1/66, (converts to FRN on 8/17/36) (j)	A2/BBB+	17,256,539
	LBG Capital No.1 PLC,
€1,500	7.375%, 3/12/20	Ba3/BB-	1,893,981
£1,300	7.588%, 5/12/20	Ba3/BB-	1,971,749
£2,439	7.869%, 8/25/20	Ba3/BB-	3,746,885
$12,300	7.875%, 11/1/20	Ba3/BB-	11,931,000
12,600	8.00%, 6/15/20 (a)(d)(g)	NR/B+	12,007,800
16,040	8.50%, 12/17/21 (a)(d)(f)(g)	NR/B+	15,003,875
£5,000	11.04%, 3/19/20	Ba3/BB-	8,859,786
	LBG Capital No.2 PLC,
£400	9.125%, 7/15/20	Ba2/BB	637,254
£70	9.334%, 2/7/20	Ba2/BB	114,364
£400	12.75%, 8/10/20	Ba2/BB	741,296
£650	14.50%, 1/30/22	Ba2/BB	1,331,406
£5,000	15.00%, 12/21/19	Ba2/BB	11,013,771
€7,800	15.00%, 12/21/19	Ba2/BB	14,746,144
	Lehman Brothers Holdings, Inc. (e),
$10,000	5.50%, 4/4/16	WR/NR	2,587,500
20,000	6.875%, 5/2/18	WR/NR	5,325,000
£2,450	MUFG Capital Finance 5 Ltd., 6.299%, 1/25/17 (g)	Ba1/BBB+	3,913,140
$10,500	NSG Holdings LLC, 7.75%, 12/15/25 (a)(d)	Ba2/BB	10,355,625
3,350	Royal Bank of Scotland Group PLC, 7.648%, 9/30/31 (g)	Ba2/BB-	3,082,000
	SLM Corp.,
200	0.603%, 1/27/14, FRN	Ba1/BBB-	188,945
€500	1.356%, 6/17/13, FRN	Ba1/BBB-	636,562
$2,000	3.343%, 6/15/13, FRN	Ba1/BBB-	2,018,160
1,795	3.443%, 11/1/13, FRN	Ba1/BBB-	1,805,716
5,000	5.00%, 4/15/15	Ba1/BBB-	4,967,095

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Financial Services (continued)
$16,500	5.375%, 5/15/14	Ba1/BBB-	$17,024,898
5,000	5.625%, 8/1/33	Ba1/BBB-	4,234,610
12,200	8.00%, 3/25/20	Ba1/BBB-	12,968,210
13,600	8.45%, 6/15/18	Ba1/BBB-	14,980,563
	Societe Generale (g),
€12,000	7.756%, 5/22/13	Baa2/BBB+	16,600,797
€5,850	9.375%, 9/4/19	Baa2/BBB+	8,827,836
$9,200	UBS Preferred Funding Trust V, 6.243%, 5/15/16 (g)(j)	Baa3/BBB-	9,062,000
12,200	USB Capital IX, 6.189%, 4/15/11 (g)(j)	A3/BBB+	10,080,860
7,000	Wachovia Capital Trust III, 5.80%, 3/28/11 (g)(j)	Baa3/A-	6,396,250
2,000	Wachovia Capital Trust V, 7.965%, 6/1/27 (a)(d)	Baa1/A-	2,100,394
25,000	Wells Fargo & Co., 7.98%, 3/15/18 (g)	Baa3/A-	26,875,000
			621,082,482

Healthcare & Hospitals—0.7%
	HCA, Inc.,
4,825	8.50%, 4/15/19	Ba3/BB	5,428,125
7,100	9.625%, 11/15/16, PIK	B2/BB-	7,721,250
			13,149,375

Hotels/Gaming—0.8%
	MGM Resorts International,
1,300	10.375%, 5/15/14	B1/B	1,462,500
1,950	11.125%, 11/15/17	B1/B	2,257,125
1,000	13.00%, 11/15/13	B1/B	1,202,500
7,744	Times Square Hotel Trust, 8.528%, 8/1/26 (a)(d)	Baa3/BB+	8,537,555
			13,459,680

Insurance—12.1%
22,000	American General Institutional Capital A, 7.57%, 12/1/45 (a)(d)	Baa2/BBB-	22,770,000
	American International Group, Inc.,
1,000	5.60%, 10/18/16 (j)	Baa1/A-	1,061,058
£1,300	5.75%, 3/15/67, (converts to FRN on 3/15/17)	Baa2/BBB	1,870,309
$10,000	5.85%, 1/16/18 (j)	Baa1/A-	10,584,850
9,900	6.25%, 5/1/36 (j)	Baa1/A-	10,192,189
1,500	6.25%, 3/15/87	Baa2/BBB	1,380,000
MXN 130,000	7.98%, 6/15/17 (f)	Baa1/A-	9,680,198
$36,510	8.25%, 8/15/18 (j)	Baa1/A-	43,718,096
£11,300	8.625%, 5/22/68, (converts to FRN on 5/22/18)	Baa2/BBB	19,655,720
£35,000	8.625%, 5/22/68, (converts to FRN on 5/22/18) (a)(d)	Baa2/BBB	60,880,549
$5,400	Genworth Financial, Inc., 8.625%, 12/15/16 (j)	Baa3/BBB	6,103,096
5,000	Metlife Capital Trust IV, 7.875%, 12/15/67 (a)(d)(j)	Baa2/BBB	5,412,500
13,200	MetLife Capital Trust X, 9.25%, 4/8/68, (converts to FRN on 4/8/38) (a)(d)(j)	Baa2/BBB	16,038,000
3,200	Pacific Life Insurance Co., 7.90%, 12/30/23 (a)(d)	A3/A-	3,557,818
			212,904,383

Oil & Gas—0.8%
14,160	Anadarko Petroleum Corp., 7.00%, 11/15/27	Ba1/BBB-	14,573,939

Paper/Paper Products—2.5%
40,000	Weyerhaeuser Co., 7.375%, 3/15/32 (j)	Ba1/BBB-	43,615,080

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
Telecommunications—1.8%
$15,730	Mountain States Telephone & Telegraph Co., 7.375%, 5/1/30 (j)	Baa3/BBB-	$15,612,025
1,350	Sprint Nextel Corp., 9.25%, 4/15/22	Ba3/BB-	1,434,375
€8,700	Wind Acquisition Finance S.A., 11.75%, 7/15/17	B2/B+	13,866,426
			30,912,826

Transportation—0.1%
$1,268	Federal Express Corp. Pass Through Trust, 7.65%, 1/15/14	Baa2/BBB	1,280,705

Utilities—1.7%
10,000	AES Corp., 7.75%, 3/1/14	B1/BB	10,925,000
5,000	AES Red Oak LLC, 9.20%, 11/30/29	B2/BB-	4,950,000
2,606	Cedar Brakes II LLC, 9.875%, 9/1/13 (a)(d)	Baa3/BBB-	2,754,872
4,200	Dynegy Roseton / Danskammer Pass Through Trust,
	7.67%, 11/8/16, Ser. B	Caa2/B-	4,084,500
1,923	East Coast Power LLC, 7.066%, 3/31/12 (j)	Baa3/BBB	1,960,283
2,100	PPL Capital Funding, Inc.,
	6.70%, 3/30/67, (converts to FRN on 3/30/17)	Ba1/BBB-	2,065,782
2,478	Sithe/Independence Funding Corp., 9.00%, 12/30/13	Ba3/B-	2,565,745
			29,306,182
	Total Corporate Bonds & Notes (cost—$1,003,807,945)		1,146,404,340

MORTGAGE-BACKED SECURITIES—15.2%
3,321	American Home Mortgage Assets, 0.492%, 9/25/46, CMO, FRN	C/D	456,778
730	Banc of America Alternative Loan Trust, 6.00%, 1/25/36, CMO	Caa2/NR	566,035
14,700	Banc of America Funding Corp., 6.00%, 3/25/37, CMO	Caa2/CCC	10,348,337
2,850	BCRR Trust, 5.858%, 7/17/40, CMO, VRN (a)(d)	Aa2/NR	2,961,255
1,453	Bear Stearns Alt-A Trust, 5.182%, 11/25/36, CMO, VRN	Caa3/CCC	929,377
	Chase Mortgage Finance Corp., CMO,
274	2.948%, 12/25/35, FRN	NR/CCC	264,200
8,278	4.252%, 3/25/37, FRN	Caa2/NR	6,998,572
6,400	6.00%, 2/25/37	Caa2/CCC	5,208,243
6,000	6.00%, 7/25/37	NR/CCC	5,325,351
7,300	Citicorp Mortgage Securities, Inc., 6.00%, 6/25/36, CMO	Caa1/NR	6,914,232
	Countrywide Alternative Loan Trust, CMO,
103	5.25%, 5/25/21	Caa2/CC	89,460
543	5.50%, 3/25/36	Caa3/NR	384,518
2,449	6.50%, 8/25/36	Ca/CC	1,577,423
	Countrywide Home Loan Mortgage Pass Through Trust, CMO,
7,884	5.50%, 10/25/35	Caa1/NR	7,537,783
7,383	5.75%, 3/25/37	NR/CCC	6,562,080
6,210	5.75%, 6/25/37	NR/CCC	5,815,243
2,860	6.00%, 4/25/36	NR/CCC	2,507,017
863	6.00%, 5/25/36	NR/CCC	776,569
3,500	6.00%, 2/25/37	NR/CCC	3,112,424
10,458	6.00%, 3/25/37	NR/CCC	9,108,149
1,640	6.00%, 4/25/37	NR/CCC	1,535,928
	Credit Suisse Mortgage Capital Certificates, CMO,
3,551	6.00%, 2/25/37	NR/CCC	3,246,728
8,910	6.00%, 6/25/37	NR/D	7,759,827
	GSR Mortgage Loan Trust, CMO,
9,239	2.999%, 3/25/37, VRN	NR/CCC	6,121,566

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
$1,762	5.50%, 5/25/36	NR/CCC	$1,558,294
33,920	6.00%, 2/25/36	NR/CCC	32,181,607
17,395	JPMorgan Chase Commercial Mortgage Securities Corp.,
	5.653%, 3/18/51, CMO, VRN (a)(d)	A1/NR	18,065,657
	JPMorgan Mortgage Trust, CMO,
10,039	5.00%, 3/25/37	NR/CCC	8,214,088
363	5.347%, 10/25/35, VRN	B2/NR	346,130
4,809	5.664%, 1/25/37, VRN	Caa2/NR	4,026,976
4,782	5.867%, 6/25/36, VRN	Caa1/NR	4,310,464
1,860	6.00%, 8/25/37	NR/CCC	1,695,900
5,000	Morgan Stanley Reremic Trust, 5.804%, 8/12/45, CMO, VRN (a)(d)	A3/NR	5,208,783
5,000	RBSCF Trust, 5.331%, 2/16/44, CMO, VRN (a)(d)	NR/NR	5,042,514
	Residential Accredit Loans, Inc., CMO, FRN,
453	0.442%, 6/25/46	Caa2/CCC	184,480
3,045	0.492%, 5/25/37	C/CCC	825,806
	Residential Asset Securitization Trust, CMO,
1,145	5.75%, 2/25/36	Caa3/D	860,589
2,212	6.00%, 9/25/36	Ca/D	1,346,550
	Residential Funding Mortgage Securities I, CMO,
11,000	6.00%, 1/25/37	Caa2/NR	9,751,308
8,033	6.25%, 8/25/36	Caa1/CCC	7,447,082
425	Structured Asset Mortgage Investments, Inc.,
	0.382%, 8/25/36, CMO, FRN	Caa3/CCC	284,547
	Suntrust Adjustable Rate Mortgage Loan Trust, CMO, FRN,
3,709	5.584%, 4/25/37	NR/CCC	3,174,013
2,717	5.831%, 2/25/37	NR/CCC	2,132,685
	WaMu Mortgage Pass Through Certificates, CMO,
6,829	5.369%, 6/25/37, FRN	NR/CCC	5,155,908
1,411	5.397%, 12/25/36, FRN	NR/CCC	1,150,258
2,691	5.620%, 7/25/37, VRN	NR/CC	1,969,530
4,000	5.719%, 2/25/37, FRN	NR/CCC	3,556,228
1,590	5.847%, 9/25/36, VRN	NR/CCC	1,263,468
	Washington Mutual Alternative Mortgage Pass Through Certificates, CMO, FRN,
3,154	1.052%, 4/25/47	C/CCC	675,159
2,985	1.132%, 5/25/47	C/CCC	912,943
	Wells Fargo Mortgage-Backed Securities Trust, CMO,
2,998	2.740%, 7/25/36, FRN	NR/CCC	2,398,571
1,474	2.791%, 4/25/36, VRN	NR/BB+	1,309,182
9,403	4.919%, 10/25/36, FRN	NR/CCC	7,727,887
16,414	5.445%, 7/25/36, FRN	NR/CCC	13,949,598
3,400	6.00%, 7/25/37	B3/BB	3,221,798
22,000	6.00%, 8/25/37	Caa1/NR	21,379,622
	Total Mortgage-Backed Securities (cost—$240,625,741)		267,434,720

MUNICIPAL BONDS—8.9%
California—8.5%
50,000	Bay Area Toll Auth. Rev., 7.043%, 4/1/50, Ser. S-1	A1/A+	51,483,500
49,000	Riverside Rev., 7.605%, 10/1/40	NR/AA-	49,532,630
21,545	San Diego Redev. Agcy., Tax Allocation, 7.75%, 9/1/40, Ser. A	A3/BBB+	20,135,311
	State, GO,
10,500	7.625%, 3/1/40	A1/A-	11,429,355
2,500	7.95%, 3/1/36	A1/A-	2,632,700

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
California (continued)
$14,300	Stockton Public Financing Auth. Rev., 7.942%, 10/1/38, Ser. B	NR/A	$14,611,740
			149,825,236

Louisiana—0.1%
700	New Orleans, Public Improvements, GO, 8.80%, 12/1/39, Ser. A	A3/BBB	730,128

Ohio—0.3%
5,000	American Municipal Power-Ohio, Inc. Rev., 8.084%, 2/15/50, Ser. B	A3/A	5,656,200
	Total Municipal Bonds (cost—$153,456,749)		156,211,564

Shares
PREFERRED STOCK—2.6%
Banking—1.7%
298,700	CoBank Acb, 11.00%, 7/1/13, Ser. C (a)(b)(d)(g)(k)
	(acquisition cost-$16,727,200; purchased 8/23/10-2/1/11)	NR/A	16,923,237
12,000	Farm Credit Bank, 10.00%, 12/15/20, Ser. 1 (a)(b)(g)(k)
	(acquisition cost-$13,050,000; purchased 12/3/10)	A3/NR	12,761,250
			29,684,487

Financial Services—0.9%
7,000	Ally Financial, Inc., 7.00%, 12/31/11 (a)(b)(d)(g)(k)
	(acquisition cost-$5,127,500; purchased 3/9/10)	B3/CC	6,671,656
100	Union Planters Preferred Funding Corp., 7.75%, 7/15/23 (a)(b)(d)(g)(k)
	(acquisition cost-$8,762,500; purchased 12/15/10)	B2/B	8,787,500
			15,459,156
	Total Preferred Stock (cost—$43,667,200)		45,143,643

CONVERTIBLE PREFERRED STOCK—2.4%
Commercial Banks—0.9%
14,850	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	15,295,500

Insurance—0.0%
180,397	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	840,650

Utilities—1.5%
495,000	PPL Corp., 9.50%, 7/1/13	NR/NR	26,368,650
	Total Convertible Preferred Stock (cost—$38,928,501)		42,504,800

Principal
Amount
(000s)
SOVEREIGN DEBT OBLIGATIONS—1.5%
Brazil—1.5%
BRL 2,000	Brazil Government International Bond, 12.50%, 1/5/22	Baa3/BBB-	1,419,642
BRL 44,860	Brazil Notas do Tesouro Nacional, 10.00%, 1/1/17, Ser. F	Baa3/NR	24,774,055
	Total Sovereign Debt Obligations (cost—$22,035,582)		26,193,697

SENIOR LOANS (a)(c)—1.3%
Financial Services—1.3%
$20,000	American General Finance Corp., 7.25%, 4/21/15		20,231,180
	CIT Group, Inc.,
2,072	6.25%, 8/11/15, Term 3		2,104,454
	Total Senior Loans (cost—$21,870,059)		22,335,634

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*
ASSET-BACKED SECURITIES—0.8%
$8,300	Greenpoint Manufactured Housing, 8.30%, 10/15/26, VRN	Ca/NR	$8,777,396
4,602	GSAA Trust, 6.295%, 6/25/36	Caa3/CCC	3,051,270
3,000	Morgan Stanley Mortgage Loan Trust, 6.25%, 7/25/47, VRN	Caa2/CCC	2,155,907
	Total Asset-Backed Securities (cost—$11,977,643)		13,984,573

Shares
COMMON STOCK—0.0%
Insurance—0.0%
7,497	American International Group, Inc. (i) (cost—$311,413)	277,839

Principal
Amount
(000s)
U.S. GOVERNMENT AGENCY SECURITIES—0.0%
$25	Fannie Mae, 8.00%, 7/18/27, CMO (cost—$25,796)	Aaa/AAA	28,455

SHORT-TERM INVESTMENTS—2.0%
Corporate Notes—0.5%
Financial Services—0.5%
	Ally Financial, Inc.,
220	1.792%, 3/15/11, FRN	B1/B	220,277
354	1.982%, 5/15/11, FRN	B1/B	354,074
240	2.007%, 10/17/11, FRN	B1/B	238,610
325	2.042%, 6/15/11, FRN	B1/B	324,747
170	2.042%, 9/15/11, FRN	B1/B	169,133
500	2.092%, 9/15/11, FRN	B1/B	498,625
193	2.132%, 8/15/11, FRN	B1/B	192,629
632	2.157%, 7/15/11, FRN	B1/B	631,261
330	2.157%, 10/15/11, FRN	B1/B	328,386
198	2.342%, 12/15/11, FRN	B1/B	196,634
1,000	2.732%, 2/15/12, FRN	B1/B	995,120
901	6.75%, 9/15/11	B1/B	908,367
1,012	6.75%, 10/15/11	B1/B	1,021,022
250	7.25%, 3/2/11	B1/B	250,000
1,300	Ford Motor Credit Co. LLC, 7.25%, 10/25/11	Ba2/BB-	1,342,286
762	Salton Sea Funding Corp., 8.30%, 5/30/11	Baa3/BBB-	767,141
	Total Corporate Notes (cost—$8,164,269)		8,438,312

U.S. Treasury Obligations—0.5%
	U.S. Treasury Bills,
8,185	0.155-0.179%, 7/7/11-8/25/11 (h)(l) (cost—$8,179,103)		8,179,728

Repurchase Agreements—1.0%
1,000	Barclays Capital, Inc., dated 2/28/11, 0.18%, due 3/1/11, proceeds $1,000,005; collateralized by U.S. Treasury Notes, 2.625%, due 4/30/16, valued at $1,022,504 including accrued interest		1,000,000

Principal
Amount
(000s)		Value*
$16,800	Morgan Stanley Co., Inc., dated 2/28/11, 0.18%, due 3/1/11, proceeds $16,800,084; collateralized by U.S. Treasury Bills 1.125%, due 6/30/11, valued at $17,156,835 including accrued interest	$16,800,000
1,001	State Street Bank & Trust Co., dated 2/28/11, 0.01%, due 3/1/11, proceeds $1,001,000; collateralized by U.S. Treasury Bonds, 4.50%, due 8/15/39, valued at $1,021,275 including accrued interest	1,001,000
	Total Repurchase Agreements (cost—$18,801,000)	18,801,000
	Total Short-Term Investments (cost—$35,144,372)	35,419,040

	Total Investments (cost—$1,571,851,001) (m)—100.0%	$1,755,938,305

Notes to Schedule of Investments:

*                                         Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees, including certain fixed income securities which may be valued with reference to securities whose prices are more readily available. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange-traded futures and options on futures are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

(a)                                  Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $359,331,402, representing 20.5% of total investments.

(b)                                 Illiquid.

(c)                                  These securities generally pay interest at rates which are periodically pre-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the “LIBOR” or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. These securities are generally considered to be restricted as the Fund is ordinarily contractually obligated to receive approval from the Agent bank and/or borrower prior to disposition. Remaining maturities of senior loans may be less than the stated maturities shown as a result of contractual or optional payments by the borrower. Such prepayments cannot be predicted with certainty. The interest rate disclosed reflects the rate in effect on February 28, 2011.

(d)                                 144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)                                  In default.

(f)                                    Fair-Valued—Securities with an aggregate value of $24,684,073, representing 1.4% of total investments.

(g)                                 Perpetual maturity. Maturity date shown is the first call date. For Corporate Bonds & Notes, the interest rate is fixed until the first call date and variable thereafter.

(h)                                 All or partial amount segregated for the benefit of the counterparty as collateral for derivatives.

(i)                                     Non-income producing.

(j)                                     All or partial amount segregated for the benefit of the counterparty as collateral for reverse repurchase agreements.

(k)                                Restricted. The aggregate acquisition cost of such securities is $57,885,121 and the aggregate market value is $60,821,125, representing 3.5% of total investments.

(l)                                     Rates reflect the effective yields at purchase date.

(m)                             At February 28, 2011, the cost basis of investments for federal income tax purposes was $1,571,886,160. Aggregate gross unrealized appreciation for securities in which there was an excess value over tax cost was $215,546,458; aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $31,494,313; and net unrealized appreciation for federal income tax purposes was $184,052,145. The difference between book and tax cost is attributable to wash sales.

Glossary:

AGC—Insured by Assured Guaranty Corp.

BRL—Brazilian Real

£—British Pound

CMO—Collateralized Mortgage Obligation

€—Euro

FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on February 28, 2011.

GO—General Obligation Bond

LIBOR—London Inter-Bank Offered Rate

MBIA—insured by Municipal Bond Investors Assurance

MXN—Mexican Peso

NR—Not Rated

PIK—Payment-in-Kind

VRN—Variable Rate Note. Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on February 28, 2011.

WR—Withdrawn Rating

Other Investments:

(A)  Futures contracts outstanding at February 28, 2011:

			Market		Unrealized
			Value	Expiration	Appreciation
Type		Contracts	(000s)	Date	(Depreciation)
Long:	Financial Futures Euro—90 day	1,411	$351,639	3/14/11	$288,462
	Financial Futures Euro—90 day	303	75,474	6/13/11	50,538
	Financial Futures Euro—90 day	20	4,977	9/19/11	9,125
	Financial Futures Euro—90 day	24	5,948	3/19/12	13,050
	Financial Futures Euro—90 day	6	1,482	6/18/12	1,075
	Financial Futures Euro—90 day	11	2,697	12/17/12	(25,300)
					$336,950

At February 28, 2011, the Fund pledged, for the benefit of the counterparty, cash collateral of $29,000 for futures contracts.

(B) Credit default swap agreements:

Sell protection swap agreements outstanding at February 28, 2011 (1):

						Upfront	Unrealized
Swap Counterparty/	Notional Amount	Credit	Termination	Payments	Market	Premiums	Appreciation
Referenced Debt Issuer	(000s) (3)	Spread (2)	Date	Received	Value (4)	Paid(Received)	(Depreciation)
Bank of America:
Brazilian Government International Bond	$1,000	1.15%	12/20/15	1.00%	$(4,768)	$(7,663)	$2,895
Barclays Bank:
Brazilian Government International Bond	39,600	1.15%	12/20/15	1.00%	(188,815)	(293,737)	104,922
Republic of Indonesia	30,000	1.44%	12/20/15	1.00%	(542,662)	(581,570)	38,908
SLM	6,000	1.72%	12/20/13	5.00%	596,407	(750,000)	1,346,407
BNP Paribas:
Royal Bank of Scotland	3,500	1.47%	6/20/13	1.50%	12,444	—	12,444
Royal Bank of Scotland	3,500	1.21%	6/20/13	2.65%	133,126	—	133,126
Citigroup:
Dow Jones CDX HY-15 5-Year Index	95,000	3.99%	12/20/15	5.00%	4,874,841	475,000	4,399,841
Mexico Government International Bond	20,000	1.11%	12/20/15	1.00%	(64,190)	(19,820)	(44,370)
Credit Suisse First Boston:
Republic of Indonesia	12,000	1.44%	12/20/15	1.00%	(217,065)	(249,756)	32,691
Republic of South Africa	8,000	1.31%	12/20/15	1.00%	(97,179)	(74,433)	(22,746)
Deutsche Bank:
Brazilian Government International Bond	50,000	1.17%	3/20/16	1.00%	(315,182)	(448,936)	133,754
General Electric	10,000	1.03%	12/20/15	1.00%	7,521	(421,878)	429,399
Republic of South Korea	25,000	0.99%	12/20/15	1.00%	61,401	289,985	(228,584)
SLM	3,000	1.72%	12/20/13	5.00%	298,203	(390,000)	688,203
Goldman Sachs:
Japan Government Bond	50,000	0.78%	12/20/15	1.00%	607,514	1,155,246	(547,732)
United Kingdom Gilt	50,000	0.59%	12/20/15	1.00%	1,039,583	800,474	239,109
HSBC Bank:
Brazilian Government International Bond	50,000	1.17%	3/20/16	1.00%	(315,182)	(448,936)	133,754
Mexico Government International Bond	8,000	1.11%	12/20/15	1.00%	(25,676)	(102,364)	76,688
Russian Government International Bond	25,000	1.40%	3/20/16	1.00%	(421,176)	(515,162)	93,986
JPMorgan Chase:
Berkshire Hathaway	35,000	0.92%	12/20/15	1.00%	201,252	(1,081,115)	1,282,367
Republic of South Africa	25,000	1.31%	12/20/15	1.00%	(303,685)	(244,762)	(58,923)
Merrill Lynch:
SLM	375	1.72%	12/20/13	5.00%	37,275	(52,500)	89,775
Morgan Stanley:
Dow Jones CDX IG-15 5-Year Index	75,000	0.82%	12/20/15	1.00%	750,408	480,173	270,235
Russian Government International Bond	25,000	1.40%	3/20/16	1.00%	(421,176)	(526,697)	105,521
Royal Bank of Scotland:
France Government Bond	80,000	0.88%	12/20/15	0.25%	(2,259,638)	(2,084,704)	(174,934)
UBS:
MetLife	50,000	1.36%	12/20/15	1.00%	(715,730)	(3,013,695)	2,297,965
Republic of South Korea	58,000	0.99%	12/20/15	1.00%	142,450	687,227	(544,777)
					$2,870,301	$(7,419,623)	$10,289,924

(1) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3) The maximum potential amount the Fund could be required to make available as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4) The quoted market prices and resulting values for credit default swap agreements serve as an indicator of the status at February 28, 2011 of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(C) Interest rate swap agreements outstanding at February 28, 2011:

			Rate Type			Upfront
	Notional Amount	Termination	Payments	Payments	Market	Premiums	Unrealized
Swap Counterparty	(000s)	Date	Made	Received	Value	Paid(Received)	Depreciation
Bank of America	$91,400	6/15/41	4.25%	3-Month USD-LIBOR	$1,472,776	$2,943,080	$(1,470,304)
Credit Suisse First Boston	91,400	6/15/41	4.25%	3-Month USD-LIBOR	1,472,776	2,879,100	(1,406,324)
Goldman Sachs	61,100	6/15/41	4.25%	3-Month USD-LIBOR	984,536	1,999,497	(1,014,961)
Royal Bank of Scotland	60,900	6/15/41	4.25%	3-Month USD-LIBOR	981,313	2,101,050	(1,119,737)
UBS	BRL 17,970	1/2/12	BRL-CDI-Compounded	10.58%	(207,183)	(28,322)	(178,861)
					$4,704,218	$9,894,405	$(5,190,187)

BRL—Brazilian Real

CDI—Inter-Bank Deposit Certificate

LIBOR—London Inter-Bank Offered Rate

(D)  Forward foreign currency contracts outstanding at February 28, 2011:

				Unrealized
		U.S.$ Value on	U.S.$ Value	Appreciation
	Counterparty	Origination Date	February 28, 2011	(Depreciation)
Purchased:
558,300 Brazilian Real settling 9/2/11	Bank of America	$300,000	$321,425	$21,425
46,424,496 Brazilian Real settling 3/2/11	Barclays Bank	27,567,990	27,902,690	334,700
46,424,496 Brazilian Real settling 4/4/11	Citigroup	27,782,463	27,747,592	(34,871)
557,850 Brazilian Real settling 9/2/11	Morgan Stanley	300,000	321,166	21,166
2,324,000 British Pound settling 3/21/11	Bank of America	3,740,827	3,777,433	36,606
1,554,000 Chinese Yuan Renminbi settling 11/15/11	Barclays Bank	241,868	237,988	(3,880)
9,344,774 Chinese Yuan Renminbi settling 11/15/11	Citigroup	1,438,432	1,431,109	(7,323)
4,000,000 Chinese Yuan Renminbi settling 2/13/12	Deutsche Bank	617,379	614,282	(3,097)
5,793,760 Chinese Yuan Renminbi settling 11/15/11	JPMorgan Chase	901,507	887,288	(14,219)
12,975,912 Chinese Yuan Renminbi settling 2/13/12	JPMorgan Chase	1,992,248	1,992,719	471
3,382,000 Euro settling 4/19/11	Bank of America	4,659,584	4,664,247	4,663
2,000,000 Euro settling 4/19/11	Citigroup	2,724,950	2,758,278	33,328
2,658,000 Indian Rupee settling 3/9/11	Barclays Bank	58,818	58,643	(175)
4,058,000 Indian Rupee settling 8/12/11	Barclays Bank	86,487	87,098	611
600,000 Indian Rupee settling 8/12/11	Deutsche Bank	12,834	12,878	44
2,000,000 Indian Rupee settling 3/9/11	Royal Bank of Scotland	44,445	44,126	(319)
463,755 Mexican Peso settling 7/7/11	HSBC Bank	37,355	37,904	549
2,280,450 South African Rand settling 9/13/11	Barclays Bank	300,000	318,197	18,197
1,519,800 South African Rand settling 9/13/11	Morgan Stanley	200,000	212,062	12,062
760,000 South African Rand settling 9/13/11	UBS	100,000	106,045	6,045
2,222,500 South Korean Won settling 5/9/11	HSBC Bank	1,980	1,962	(18)
Sold:
46,424,496 Brazilian Real settling 4/4/11	Barclays Bank	27,363,253	27,747,591	(384,338)
46,424,496 Brazilian Real settling 3/2/11	Citigroup	27,222,057	27,902,690	(680,633)
46,424,496 Brazilian Real settling 6/2/11	Citigroup	27,405,251	27,359,222	46,029
2,131,000 British Pound settling 3/21/11	Bank of America	3,426,688	3,463,730	(37,042)
13,099,000 British Pound settling 3/21/11	Barclays Bank	20,426,830	21,291,131	(864,301)
36,214,000 British Pound settling 3/21/11	Citigroup	57,591,305	58,862,280	(1,270,975)
13,098,000 British Pound settling 3/21/11	Deutsche Bank	20,429,121	21,289,505	(860,384)
13,600,000 British Pound settling 3/21/11	Royal Bank of Scotland	21,463,962	22,105,457	(641,495)
33,108,840 Chinese Yuan Renminbi settling 9/14/11	JPMorgan Chase	5,105,449	5,060,170	45,279
1,145,000 Euro settling 4/19/11	Bank of America	1,554,658	1,579,114	(24,456)
35,235,000 Euro settling 4/19/11	Citigroup	47,555,270	48,593,955	(1,038,685)
2,719,000 Euro settling 4/19/11	Royal Bank of Scotland	3,736,928	3,749,878	(12,950)
35,234,000 Euro settling 4/19/11	UBS	47,498,110	48,592,576	(1,094,466)
4,058,000 Indian Rupee settling 3/9/11	Barclays Bank	88,680	89,531	(851)
600,000 Indian Rupee settling 3/9/11	Deutsche Bank	13,167	13,238	(71)
4,160,559 South African Rand settling 7/28/11	JPMorgan Chase	608,180	584,616	23,564
				$(6,369,810)

At February 28, 2011, the Fund held $9,400,000 in cash as collateral for derivatives. Cash collateral received may be invested in accordance with the Fund’s investment strategy.

(E) Open reverse repurchase agreements at February 28, 2011:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal
Bank of America	0.45%	2/2/11	3/2/11	$54,646,405	$54,627,968
	0.45%	2/9/11	3/9/11	7,204,051	7,202,250
	0.45%	2/23/11	3/23/11	15,930,050	15,928,855
	0.45%	2/24/11	3/24/11	18,813,720	18,812,544

Barclays Bank	0.50%	2/1/11	3/1/11	46,980,263	46,962,000
	0.50%	2/8/11	3/8/11	15,505,521	15,501,000
	0.50%	2/14/11	3/14/11	5,208,085	5,207,000
	0.50%	2/17/11	3/17/11	2,336,389	2,336,000
	0.50%	2/18/11	3/18/11	6,422,981	6,422,000
	0.50%	2/22/11	3/21/11	46,189,490	46,185,000
	0.50%	2/23/11	3/23/11	11,331,944	11,331,000

Credit Suisse First Boston	0.50%	2/3/11	3/3/11	7,068,552	7,066,000
	0.50%	2/7/11	3/7/11	9,954,041	9,951,000
	0.50%	2/9/11	3/9/11	1,880,522	1,880,000

Greenwich Capital Markets	0.50%	2/4/11	3/4/11	1,014,352	1,014,000
	0.50%	2/7/11	3/7/11	28,727,775	28,719,000
	0.50%	2/9/11	3/9/11	5,759,599	5,758,000

JPMorgan Chase	(0.50)%	2/24/11	12/9/11	895,741	895,803
	0.60%	2/17/11	3/17/11	39,337,866	39,330,000
					$325,129,420

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended February 28, 2011 was $288,170,956 at a weighted average interest rate of 0.49%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated for the benefit of the counterparty as collateral for reverse repurchase agreements) for open reverse repurchase agreements at February 28, 2011 was $341,257,808.

At February 28, 2011, the Fund held $1,080,694 and $850,000 in principal value of U.S. Government Agency Securities and U.S. Treasury Obligations, respectively, and $730,000 in cash as collateral for reverse repurchase agreements. Securities held as collateral will not be pledged and are not reflected in the Fund’s Schedule of Investments. Cash collateral held may be invested in accordance with the Fund’s investment strategy.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•      Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•      Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•      Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the three months ended February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized option adjusted spread pricing techniques.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

U.S. Treasury Obligations — U.S. Treasury obligations are valued by independent pricing services based on pricing models that evaluate the mean between the most recently quoted bid and ask price. The models also take into consideration data received from active market makers and broker-dealers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable, the values of U.S. Treasury obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Government Sponsored Enterprise and Mortgage-Backed Securities — Government sponsored enterprise and mortgage-backed securities are valued by independent pricing services using pricing models based on inputs that include issuer type, coupon, cash flows, mortgage prepayment projection tables and Adjustable Rate Mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable, the values of Government sponsored enterprise and mortgage-backed securities are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Municipal Bonds — Municipal bonds are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Sovereign Debt Obligations — Sovereign debt obligations are valued by independent pricing services based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored regularly for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable, the values of sovereign debt obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Corporate Bonds & Notes — Corporate bonds and notes are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, and option adjusted spread models that include base curve and spread curve inputs. Adjustments to individual bonds can be applied to recognize trading differences compared to other bonds issued by the same issuer. High yield bonds are valued by independent pricing services based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of corporate bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Asset-Backed Securities and Collateralized Mortgage Obligations — Asset-backed securities and collateralized mortgage obligations are valued by independent pricing services using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable, the values of asset-backed securities and collateralized mortgage obligations are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Forward Foreign Currency Contracts — Forward foreign currency contracts are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations, actual trading information and foreign currency exchange rates gathered from leading market makers and foreign currency exchange trading centers throughout the world. To the extent that these inputs are observable, the values of forward foreign currency contracts are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Interest Rate Swaps — Interest rate swaps are valued by independent pricing services using pricing models that are based on real-time intraday snapshots of relevant interest rate curves that are built using the most actively traded securities for a given  maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps is monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable, the values of interest rate swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Credit Default Swaps — Credit default swaps are valued by independent pricing services using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable, the values of credit default swaps are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

Senior Loans — Senior loans are valued by independent pricing services based on the average of quoted prices received from multiple dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the values of senior loans are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

A summary of the inputs used at February 28, 2011 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	2/28/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	—	$22,542,582	$46,832,173	$69,374,755
Financial Services	—	606,078,607	15,003,875	621,082,482
Insurance	—	203,224,185	9,680,198	212,904,383
Transportation	—	—	1,280,705	1,280,705
Utilities	—	25,221,682	4,084,500	29,306,182
All Other	—	212,455,833	—	212,455,833
Mortgage-Backed Securities	—	267,434,720	—	267,434,720
Municipal Bonds	—	156,211,564	—	156,211,564
Preferred Stock	—	45,143,643	—	45,143,643
Convertible Preferred Stock	$42,504,800	—	—	42,504,800
Sovereign Debt Obligations	—	26,193,697	—	26,193,697
Senior Loans	—	22,335,634	—	22,335,634
Asset-Backed Securities	—	13,984,573	—	13,984,573
Common Stock	277,839	—	—	277,839
U.S. Government Agency Securities	—	28,455	—	28,455
Short-Term Investments	—	35,419,040	—	35,419,040
Total Investments in Securities - Assets	$42,782,639	$1,636,274,215	$76,881,451	$1,755,938,305

Other Financial Instruments* - Assets
Credit Contracts	—	$11,911,990	—	$11,911,990
Foreign Exchange Contracts	—	604,739	—	604,739
Interest Rate Contracts	$362,250	—	—	362,250
Total Other Financial Instruments* - Assets	$362,250	$12,516,729	—	$12,878,979

Other Financial Instruments* - Liabilities
Credit Contracts	—	$(1,622,066)	—	$(1,622,066)
Foreign Exchange Contracts	—	(6,974,549)	—	(6,974,549)
Interest Rate Contracts	$(25,300)	(5,190,187)	—	(5,215,487)
Total Other Financial Instruments* - Liabilities	$(25,300)	$(13,786,802)	—	$(13,812,102)

Total Investments	$43,119,589	$1,635,004,142	$76,881,451	$1,755,005,182

There were no significant transfers between Levels 1 and 2 during the three months ended February 28, 2011.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended February 28, 2011, was as follows:

					Net Change
	Beginning	Net	Accrued		in Unrealized
	Balance	Purchases(Sales)	Discounts	Net Realized	Appreciation/	Transfers into	Transfers out	Ending Balance
	11/30/10	and Settlements	(Premiums)	Gain(Loss)	Depreciation	Level 3	of Level 3**	2/28/11
Investments in Securities - Assets
Corporate Bonds & Notes:
Airlines	$47,586,752	$(485,137)	$(159,847)	$41,289	$(150,883)	—	—	$46,832,173
Financial Services	15,053,870	—	376	—	(50,371)	—	—	15,003,875
Insurance	—	9,629,238	1,699	—	49,261	—	—	9,680,198
Transportation	1,315,672	(42,405)	(1,035)	(418)	8,891	—	—	1,280,705
Utilities	3,927,000	—	14,129	—	143,371	—	—	4,084,500
Mortgage-Backed Securities	4,838,221	—	1,772	—	202,520	—	$(5,042,514)	—
Total Investments	$72,721,515	$9,101,696	$(142,905)	$40,871	$202,789	—	$(5,042,514)	$76,881,451

*Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures contracts, swap agreements and forward foreign currency contracts, which are valued at the unrealized appreciation (depreciation) of the instrument.

**Transferred out of Level 3 into Level 2 because sufficient observable inputs were available.

The net change in unrealized appreciation/depreciation of Level 3 investments which the Fund held at February 28, 2011 was $61,658.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO Corporate Opportunity Fund

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer

Date: April 18, 2011

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: April 18, 2011